Other Current Liabilities	12 Months Ended
May. 31, 2015
Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The components of other current liabilities are as follows:

(in millions)	May 31, 2015	May 25, 2014
Non-qualified deferred compensation plan	$209.6	$228.8
Sales and other taxes	63.9	70.4
Insurance-related	37.4	35.8
Employee benefits	34.3	47.4
Contingent proceeds - Red Lobster disposition	31.5	—
Derivative liabilities	—	1.7
Accrued interest	11.4	19.9
Miscellaneous	61.0	53.4
Total other current liabilities	$449.1	$457.4